Financial risk management and fair value measurement - Foreign exchange risk (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Trade and other payables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 2,224,737	$ 800,149
Cash
Financial risk management and fair value measurement
Carrying amount of financial instruments	38,107	3,258,419
Trade and other receivables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 28,488	$ 188,001